Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flows From Operating Activities:
Net income:	$ 205,547	$ 216,258
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	81,044	82,411
Amortization and write-off of financing costs	3,606	4,871
Amortization of deferred dry-docking and special survey costs	11,264	9,457
Amortization of assumed time charter	(144)	29
Amortization of hedge effectiveness excluded component from cash flow hedges	3,060	1,272
Equity based payments	4,156	2,854
Increase in short-term investments	(465)	(2,657)
Loss / (gain) on derivative instruments, net	(24,437)	21,649
Gain on sale of vessels, net	(3,422)	(118,046)
Loss on vessel held for sale	2,308	0
(Income)/ Loss from equity method investments	(42)	1,137
Changes in operating assets and liabilities:
Accounts receivable	(11,990)	(61,435)
Due from related parties	(14,799)	2,507
Inventories	7,047	(26,262)
Insurance claims receivable	(1,692)	(13,879)
Prepayments and other	6,296	(30,444)
Accounts payable	14,509	18,842
Due to related parties	(1,393)	(1,685)
Accrued liabilities	(3,962)	(8,693)
Unearned revenue	(270)	21,871
Other liabilities	12,323	2,603
Dividend from equity method investees	0	1,274
Dry-dockings	(11,352)	(22,211)
Accrued charter revenue	7,848	1,910
Net Cash provided by Operating Activities	285,040	103,633
Cash Flows From Investing Activities:
Capital provided to equity method investments	0	(1,274)
Return of capital from equity method investments	490	0
Payments to acquire short-term investments	(35,520)	(182,135)
Settlements of short-term investments	35,440	156,820
Proceeds from the settlement of insurance claims	1,201	5,015
Acquisition of a subsidiary, net of cash acquired	0	3,299
Issuance of investments in leaseback vessels	(52,808)	(43,576)
Capital collections from vessels’ leaseback arrangements	14,864	2,301
Vessel acquisition and advances/Additions to vessel cost	(64,039)	(7,590)
Proceeds from the sale of vessels, net	82,417	181,186
Net Cash provided by / (used in) Investing Activities	(17,955)	114,046
Cash Flows From Financing Activities:
Proceeds from long-term debt and finance leases	145,765	481,776
Repayment of long-term debt and finance leases	(228,081)	(646,775)
Payment of financing costs	(1,211)	(24,446)
Capital contribution from non-controlling interest to subsidiary	376	3,924
Repurchase of common stock	0	(31,161)
Dividends paid	(35,657)	(36,322)
Net Cash used in Financing Activities	(118,808)	(253,004)
Net increase / (decrease) in cash, cash equivalents and restricted cash	148,277	(35,325)
Cash, cash equivalents and restricted cash at beginning of the period	825,204	811,558
Cash, cash equivalents and restricted cash at end of the period	973,481	776,233
Supplemental Cash Information:
Cash paid during the period for interest, net of capitalized interest	75,890	76,670
Non-Cash Investing and Financing Activities:
Dividend reinvested in common stock of the Company	8,647	7,929
Right-of-use assets obtained in exchange for operating lease obligations	$ 81,811	$ 343,073